Loans, allowance for loan losses and credit quality - Impaired loans details (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Recorded investment
Recorded investment, with a specific allowance	SFr 1,673		SFr 1,676
Recorded investment, without specific allowance	429		434
Gross impaired loans	2,102	SFr 1,966	2,110
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,585		1,581
Unpaid principal balance, without specific allowance	429		434
Unpaid principal balance	2,014		2,015
Associated specific allowance	646		654
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,124		1,131
Recorded investment, without specific allowance	345		347
Gross impaired loans	1,469		1,478
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,088		1,085
Unpaid principal balance, without specific allowance	345		347
Unpaid principal balance	1,433		1,432
Associated specific allowance	474		475
Corporate and institutional | Real estate
Recorded investment
Recorded investment, with a specific allowance	123		86
Recorded investment, without specific allowance	4		10
Gross impaired loans	127		96
Unpaid principal balance
Unpaid principal balance, with a specific allowance	116		79
Unpaid principal balance, without specific allowance	4		10
Associated specific allowance	11		11
Corporate and institutional | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	954		997
Recorded investment, without specific allowance	341		337
Gross impaired loans	1,295		1,334
Unpaid principal balance
Unpaid principal balance, with a specific allowance	925		959
Unpaid principal balance, without specific allowance	341		337
Associated specific allowance	425		427
Corporate and institutional | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	47		47
Gross impaired loans	47		47
Unpaid principal balance
Unpaid principal balance, with a specific allowance	47		46
Associated specific allowance	38		37
Corporate and institutional | Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	0		1
Gross impaired loans			1
Unpaid principal balance
Unpaid principal balance, with a specific allowance	0		1
Associated specific allowance	0		0
Consumer
Recorded investment
Recorded investment, with a specific allowance	549		545
Recorded investment, without specific allowance	84		87
Gross impaired loans	633		632
Unpaid principal balance
Unpaid principal balance, with a specific allowance	497		496
Unpaid principal balance, without specific allowance	84		87
Unpaid principal balance	581		583
Associated specific allowance	172		179
Consumer | Mortgages
Recorded investment
Recorded investment, with a specific allowance	270		254
Recorded investment, without specific allowance	81		78
Gross impaired loans	351		332
Unpaid principal balance
Unpaid principal balance, with a specific allowance	256		239
Unpaid principal balance, without specific allowance	81		78
Associated specific allowance	29		36
Consumer | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	100		111
Recorded investment, without specific allowance	0		3
Gross impaired loans	100		114
Unpaid principal balance
Unpaid principal balance, with a specific allowance	83		97
Unpaid principal balance, without specific allowance	0		3
Associated specific allowance	52		49
Consumer | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	179		180
Recorded investment, without specific allowance	3		6
Gross impaired loans	182		186
Unpaid principal balance
Unpaid principal balance, with a specific allowance	158		160
Unpaid principal balance, without specific allowance	3		6
Associated specific allowance	91		94
Bank
Recorded investment
Recorded investment, with a specific allowance	1,661		1,663
Recorded investment, without specific allowance	429		434
Gross impaired loans	2,090		2,097
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,574		1,569
Unpaid principal balance, without specific allowance	429		434
Unpaid principal balance	2,003		2,003
Associated specific allowance	645		653
Bank | Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,112		1,118
Recorded investment, without specific allowance	345		347
Gross impaired loans	1,457		1,465
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,077		1,073
Unpaid principal balance, without specific allowance	345		347
Unpaid principal balance	1,422		1,420
Associated specific allowance	473		474
Bank | Corporate and institutional | Real estate
Recorded investment
Recorded investment, with a specific allowance	123		86
Recorded investment, without specific allowance	4		10
Gross impaired loans	127		96
Unpaid principal balance
Unpaid principal balance, with a specific allowance	116		79
Unpaid principal balance, without specific allowance	4		10
Associated specific allowance	11		11
Bank | Corporate and institutional | Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	942		984
Recorded investment, without specific allowance	341		337
Gross impaired loans	1,283		1,321
Unpaid principal balance
Unpaid principal balance, with a specific allowance	914		947
Unpaid principal balance, without specific allowance	341		337
Associated specific allowance	424		426
Bank | Corporate and institutional | Financial institutions
Recorded investment
Recorded investment, with a specific allowance	47		47
Gross impaired loans	47		47
Unpaid principal balance
Unpaid principal balance, with a specific allowance	47		46
Associated specific allowance	38		37
Bank | Corporate and institutional | Governments and public institutions
Recorded investment
Recorded investment, with a specific allowance	0		1
Gross impaired loans			1
Unpaid principal balance
Unpaid principal balance, with a specific allowance	0		1
Associated specific allowance	0		0
Bank | Consumer
Recorded investment
Recorded investment, with a specific allowance	549		545
Recorded investment, without specific allowance	84		87
Gross impaired loans	633		632
Unpaid principal balance
Unpaid principal balance, with a specific allowance	497		496
Unpaid principal balance, without specific allowance	84		87
Unpaid principal balance	581		583
Associated specific allowance	172		179
Bank | Consumer | Mortgages
Recorded investment
Recorded investment, with a specific allowance	270		254
Recorded investment, without specific allowance	81		78
Gross impaired loans	351		332
Unpaid principal balance
Unpaid principal balance, with a specific allowance	256		239
Unpaid principal balance, without specific allowance	81		78
Associated specific allowance	29		36
Bank | Consumer | Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	100		111
Recorded investment, without specific allowance	0		3
Gross impaired loans	100		114
Unpaid principal balance
Unpaid principal balance, with a specific allowance	83		97
Unpaid principal balance, without specific allowance	0		3
Associated specific allowance	52		49
Bank | Consumer | Consumer finance
Recorded investment
Recorded investment, with a specific allowance	179		180
Recorded investment, without specific allowance	3		6
Gross impaired loans	182		186
Unpaid principal balance
Unpaid principal balance, with a specific allowance	158		160
Unpaid principal balance, without specific allowance	3		6
Associated specific allowance	SFr 91		SFr 94